SUPPLEMENT DATED JULY 29, 2022
       TO THE PROSPECTUS AND SUMMARY PROSPECTUSES EACH DATED MAY 2, 2022
-------------------------------------------------------------------------------
               AMERICAN GENERAL LIFE INSURANCE COMPANY

                       VARIABLE SEPARATE ACCOUNT
                   Polaris Advisory Variable Annuity
                  Polaris Platinum III Variable Annuity
                Polaris Preferred Solution Variable Annuity
               Polaris Retirement Protector Variable Annuity
                       Polaris Variable Annuity
                      Polaris II Variable Annuity
                    Polaris Choice II Variable Annuity
                   Polaris Choice III Variable Annuity
                   Polaris Choice IV Variable Annuity
                  Polaris Platinum II Variable Annuity

                     VARIABLE ANNUITY ACCOUNT SEVEN
               Polaris Platinum O-Series Variable Annuity
            Polaris II A-Class Platinum Series Variable Annuity

      THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK

                     FS VARIABLE SEPARATE ACCOUNT
                 Polaris Platinum III Variable Annuity
               Polaris Platinum O-Series Variable Annuity
               Polaris Preferred Solution Variable Annuity
              Polaris Retirement Protector Variable Annuity

              THE VARIABLE ANNUITY LIFE INSURANCE COMPANY

                       VALIC SEPARATE ACCOUNT A
                 Polaris Platinum Elite Variable Annuity
-------------------------------------------------------------------------------

This supplement updates certain information in the Appendix A - Underlying Funds Available Under the Contract to the most recent prospectus, updating summary prospectus, and if applicable, initial summary prospectus (collectively, the "Prospectus"). Effective on or about July 29, 2022, the Current Expenses for below Underlying Funds have been updated as follows. Please note that not all of the Underlying Funds listed in this supplement may be available in your product. Please check your product's Prospectus for availability.


---------------------------------     ----------------------------------
Underlying Fund Name                    Share Class         New Current
                                                             Expense
---------------------------------      ------------        -------------
SA Allocation Balanced Portfolio         Class 1              0.75%*
---------------------------------     ------------        -------------
SA Allocation Balanced Portfolio         Class 3              1.00%*
---------------------------------     ------------        -------------
SA Allocation Growth Portfolio           Class 1              0.80%*
---------------------------------      ------------        -------------
SA Allocation Growth Portfolio           Class 3              1.05%*
---------------------------------      ------------        -------------
SA Allocation Moderate Growth
Portfolio                                Class 1              0.77%*
----------------------------------     ------------        -------------
SA Allocation Moderate Growth
Portfolio                                Class 3              1.02%*
----------------------------------     -------------       -------------
SA Allocation Moderate Portfolio         Class 1              0.76%*
----------------------------------     -------------       -------------
SA Allocation Moderate Portfolio         Class 3              1.01%*
----------------------------------     -------------       -------------
SA American Century Inflation
Protection Portfolio                     Class 1              0.64%
----------------------------------     -------------       -------------
SA American Century Inflation
Protection Portfolio                     Class 3              0.89%
----------------------------------     -------------       -------------
SA Putnam Asset Allocation
Diversified Growth Portfolio             Class 1              0.85%*
----------------------------------     --------------      -------------
SA Putnam Asset Allocation
Diversified Growth Portfolio             Class 3              1.10%*
----------------------------------     --------------      -------------


* This Underlying Fund is subject to an expense reimbursement or fee waiver arrangement resulting in a temporary expense reduction. For additional information, see the Underlying Fund prospectus available online at www.aig.com/ProductProspectuses or by calling (855) 421-2692.




         Please keep this supplement with your Prospectus